Condensed group statement of comprehensive income Statement - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Statement of comprehensive income [abstract]
Profit (loss) for the period	$ 1,904	$ 2,873	$ 4,903	$ 5,404
Items that may be reclassified subsequently to profit or loss
Currency translation differences	131	(2,612)	1,120	(2,081)
Cash flow hedges and costs of hedging	133	(107)	152	(189)
Share of items relating to equity-accounted entities, net of tax	(30)	(33)	(80)	122
Income tax relating to items that may be reclassified	(9)	52	(43)	(38)
Other comprehensive income that will be reclassified to profit or loss, net of tax	225	(2,700)	1,149	(2,186)
Items that will not be reclassified to profit or loss
Remeasurements of the net pension and other post-retirement benefit liability or asset	(39)	1,714	(892)	2,579
Cash flow hedges that will subsequently be transferred to the balance sheet	(7)	(35)	1	(22)
Income tax relating to items that will not be reclassified	2	(557)	275	(822)
Other comprehensive income that will not be reclassified to profit or loss, net of tax	(44)	1,122	(616)	1,735
Other comprehensive income	181	(1,578)	533	(451)
Total comprehensive income	2,085	1,295	5,436	4,953
Attributable to
BP shareholders	2,001	1,268	5,282	4,848
Non-controlling interests	$ 84	$ 27	$ 154	$ 105